SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets	$ 10,554	$ 9,449
Total Financial Assets Measured at Fair Value	10,554	9,449
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets	10,554	9,449
Total Financial Assets Measured at Fair Value	10,554	9,449
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value